Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class M, Class C, and Class I
September 29, 2018
Prospectus

Rajiv Kaul no longer serves as lead portfolio manager of Fidelity Advisor® Biotechnology Fund.

The following information replaces similar information for Fidelity Advisor® Biotechnology Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos (portfolio manager) has managed the fund since July 2018.

Effective December 1, 2018, the following information replaces similar information for Fidelity Advisor® Industrials Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Tobias Welo (lead portfolio manager) has managed the fund since January 2007.

Janet Glazer (co-manager) has managed the fund since December 2018.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Fidelity Advisor® Biotechnology Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos is portfolio manager of Fidelity Advisor® Biotechnology Fund, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Kontopoulos has worked as a research analyst and portfolio manager.

Effective December 1, 2018, the following information replaces the biographical information for Fidelity Advisor® Industrials Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Tobias Welo is lead portfolio manager of Fidelity Advisor® Industrials Fund, which he has managed since January 2007. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Janet Glazer is co-manager of Fidelity Advisor® Industrials Fund, which she has managed since December 2018. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Glazer has worked as a research analyst and portfolio manager.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

AFOC-18-06 1.480125.207	November 15, 2018

Supplement to the
Fidelity Advisor Focus Funds®
Class Z
September 29, 2018
Prospectus

Rajiv Kaul no longer serves as lead portfolio manager of Fidelity Advisor® Biotechnology Fund.

The following information replaces similar information for Fidelity Advisor® Biotechnology Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos (portfolio manager) has managed the fund since July 2018.

Effective December 1, 2018, the following information replaces similar information for Fidelity Advisor® Industrials Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Tobias Welo (lead portfolio manager) has managed the fund since January 2007.

Janet Glazer (co-manager) has managed the fund since December 2018.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Fidelity Advisor® Biotechnology Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos is portfolio manager of Fidelity Advisor® Biotechnology Fund, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Kontopoulos has worked as a research analyst and portfolio manager.

Effective December 1, 2018, the following information replaces the biographical information for Fidelity Advisor® Industrials Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Tobias Welo is lead portfolio manager of Fidelity Advisor® Industrials Fund, which he has managed since January 2007. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Janet Glazer is co-manager of Fidelity Advisor® Industrials Fund, which she has managed since December 2018. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Glazer has worked as a research analyst and portfolio manager.

It is expected that Mr. Welo will transition off of the fund effective on or about December 31, 2018. At that time, Ms. Glazer will assume sole portfolio manager responsibilities for the fund.

AJSFZ-18-02 1.9892223.101	November 15, 2018